N-2 - USD ($)		1 Months Ended	3 Months Ended
	Nov. 01, 2022	Oct. 28, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
Cover [Abstract]
Entity Central Index Key	0000017313
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Capital Southwest Corporation
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses:
Sales load (as a percentage of offering price)	1.50%	(1)
Offering expenses (as a percentage of offering price)	0.40%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total shareholder transaction expenses (as a percentage of offering price)	1.90%

Annual Expenses (as a percentage of net assets attributable to common stock for the quarter ended September 30, 2022):
Operating expenses	4.37%	(4)
Interest payments on borrowed funds	7.17%	(5)
Income tax expense/(benefit)	0.45%	(6)
Acquired fund fees and expenses	0.90%	(7)
Total annual expenses	12.89%

(1)Represents the Sales Agents’ commission with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any additional sales of our common stock pursuant to the Prospectus.
(2)The offering expenses of this offering are estimated to be approximately $2,600,000, of which we have incurred $1,126,000 as of October 28, 2022.
(3)The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
(4)Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on annualized operating expenses for the quarter ended September 30, 2022. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.
(5)Interest payments on borrowed funds represents our estimated annual interest payments based on actual interest rate terms under the Credit Facility and our anticipated drawdowns from the Credit Facility, our actual interest rate terms under the SBA Debentures and our anticipated drawdowns of the SBA Debentures, the January 2026 Notes, and the October 2026 Notes. As of September 30, 2022, we had $240.0 million outstanding under the Credit Facility, $80.0 million outstanding under the SBA Debentures, $140.0 million in aggregate principal of the January 2026 Notes outstanding, and $150.0 million in aggregate principal of the October 2026 Notes outstanding. Any future issuances of debt securities will be made at the discretion of management and our board of directors after evaluating the investment opportunities and economic situation of the Company and the market as a whole.
(6)Income tax expense/(benefit) relates to the accrual of (a) deferred and current tax provision (benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax expense/(benefit) represents the estimated annual income tax expense/(benefit) of CSWC and its consolidated subsidiaries based on annualized income tax expense/(benefit) for the quarter ended September 30, 2022.
(7)Acquired fund fees and expenses represent the estimated indirect expense incurred due to our investment in I-45 SLF LLC, a joint venture with Main Street Capital Corporation, based upon the actual amount incurred for the fiscal year ended March 31, 2022.

Sales Load [Percent]	1.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.40%
Annual Expenses [Table Text Block]

Shareholder Transaction Expenses:
Sales load (as a percentage of offering price)	1.50%	(1)
Offering expenses (as a percentage of offering price)	0.40%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total shareholder transaction expenses (as a percentage of offering price)	1.90%

Annual Expenses (as a percentage of net assets attributable to common stock for the quarter ended September 30, 2022):
Operating expenses	4.37%	(4)
Interest payments on borrowed funds	7.17%	(5)
Income tax expense/(benefit)	0.45%	(6)
Acquired fund fees and expenses	0.90%	(7)
Total annual expenses	12.89%

(1)Represents the Sales Agents’ commission with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any additional sales of our common stock pursuant to the Prospectus.
(2)The offering expenses of this offering are estimated to be approximately $2,600,000, of which we have incurred $1,126,000 as of October 28, 2022.
(3)The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
(4)Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on annualized operating expenses for the quarter ended September 30, 2022. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.
(5)Interest payments on borrowed funds represents our estimated annual interest payments based on actual interest rate terms under the Credit Facility and our anticipated drawdowns from the Credit Facility, our actual interest rate terms under the SBA Debentures and our anticipated drawdowns of the SBA Debentures, the January 2026 Notes, and the October 2026 Notes. As of September 30, 2022, we had $240.0 million outstanding under the Credit Facility, $80.0 million outstanding under the SBA Debentures, $140.0 million in aggregate principal of the January 2026 Notes outstanding, and $150.0 million in aggregate principal of the October 2026 Notes outstanding. Any future issuances of debt securities will be made at the discretion of management and our board of directors after evaluating the investment opportunities and economic situation of the Company and the market as a whole.
(6)Income tax expense/(benefit) relates to the accrual of (a) deferred and current tax provision (benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax expense/(benefit) represents the estimated annual income tax expense/(benefit) of CSWC and its consolidated subsidiaries based on annualized income tax expense/(benefit) for the quarter ended September 30, 2022.
(7)Acquired fund fees and expenses represent the estimated indirect expense incurred due to our investment in I-45 SLF LLC, a joint venture with Main Street Capital Corporation, based upon the actual amount incurred for the fiscal year ended March 31, 2022.

Interest Expenses on Borrowings [Percent]	7.17%
Acquired Fund Fees and Expenses [Percent]	0.90%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	4.37%
Other Annual Expense 2 [Percent]	0.45%
Total Annual Expenses [Percent]	12.89%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming 5.0% annual return	$129	$357	$551	$917

Expense Example, Year 01	$ 129
Expense Example, Years 1 to 3	357
Expense Example, Years 1 to 5	551
Expense Example, Years 1 to 10	$ 917
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever there is a reference to fees or expenses paid by “you,” “us” or “CSWC,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as investors in us.
Basis of Transaction Fees, Note [Text Block]	The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
Other Transaction Fees Basis, Note [Text Block]	The offering expenses of this offering are estimated to be approximately $2,600,000, of which we have incurred $1,126,000 as of October 28, 2022.
Other Expenses, Note [Text Block]	Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on annualized operating expenses for the quarter ended September 30, 2022. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants. Income tax expense/(benefit) relates to the accrual of (a) deferred and current tax provision (benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax expense/(benefit) represents the estimated annual income tax expense/(benefit) of CSWC and its consolidated subsidiaries based on annualized income tax expense/(benefit) for the quarter ended September 30, 2022.
Acquired Fund Fees Estimated, Note [Text Block]	Acquired fund fees and expenses represent the estimated indirect expense incurred due to our investment in I-45 SLF LLC, a joint venture with Main Street Capital Corporation, based upon the actual amount incurred for the fiscal year ended March 31, 2022.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
Our common stock is traded on the Nasdaq Global Select Market under the symbol “CSWC.”

The following table sets forth, for each fiscal quarter within the two most recently completed fiscal years and subsequent interim periods, the range of high and low selling prices of our common stock as reported on the Nasdaq Global Select Market, as applicable, and the sales price as a percentage of the NAV per share of our common stock.

		Price Range
	NAV (1)	High	Low	Premium (Discount) of High Sales Price to NAV (2)	Premium (Discount) of Low Sales Price to NAV (2)

Year ending March 31, 2023
Third Quarter (through October 28, 2022)	*	$18.70	$16.28	*	*
Second Quarter	$16.53	21.23	16.70	28.43%	1.03%
First Quarter	16.54	24.40	17.79	47.52	7.56
Year ending March 31, 2022
Fourth Quarter	$16.86	$26.61	$22.78	57.83%	35.11%
Third Quarter	16.19	28.41	23.75	75.48	46.70
Second Quarter	16.36	28.33	23.28	73.17	42.30
First Quarter	16.58	28.10	22.16	69.48	33.66
Year ended March 31, 2021
Fourth Quarter	$16.01	$22.75	$17.55	42.10%	9.62%
Third Quarter	15.74	17.98	12.63	14.23	(19.76)
Second Quarter	15.36	15.20	12.32	(1.04)	(19.79)
First Quarter	14.95	16.02	8.76	7.16	(41.40)

(1)NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)Calculated as the respective high or low share price divided by NAV and subtracting 1.
	* NAV has not yet been determined.
Lowest Price or Bid		$ 16.28	$ 16.70	$ 17.79	$ 22.78	$ 23.75	$ 23.28	$ 22.16	$ 17.55	$ 12.63	$ 12.32	$ 8.76
Highest Price or Bid		$ 18.70	$ 21.23	$ 24.40	$ 26.61	$ 28.41	$ 28.33	$ 28.10	$ 22.75	$ 17.98	$ 15.20	$ 16.02
Highest Price or Bid, Premium (Discount) to NAV [Percent]			28.43%	47.52%	57.83%	75.48%	73.17%	69.48%	42.10%	14.23%	(1.04%)	7.16%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			1.03%	7.56%	35.11%	46.70%	42.30%	33.66%	9.62%	(19.76%)	(19.79%)	(41.40%)